RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500- Reconciliation of Net Income (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants	$ 525,467,306
Amounts allocated to withdrawing participants at December 31, 2025	1,818,607
Amounts allocated to withdrawing participants at December 31, 2024	(1,991,172)
Benefits paid to participants per the Form 5500	$ 525,294,741